UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Marshall Wace Asia Ltd.
Address: 2812-2815, 28th Fl., 1 Harbour View Rd., One International Finance Centre, Central, Hong Kong

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Messiana
Title:     Head of Operations - Americas
Phone:     203.625.3200
Signature, Place and Date of Signing:

      May 14, 2012


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    164073(*1000)

                                                               FORM 13F INFORMATION TABLE
                                                               VALUE     SHARES/ SH/ PUT/     INVSTMT   OTHER     VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS     CUSIP        x($1000)  PRN AMT  PRN CALL     DISCRETN MANAGERS  SOLE  SHARED  NONE
  ---------------------------- ---------------- --------- 	-------- -------- --- ----   -------- --------- ------ -------- -
D	CAPITAL ONE FINA	COMMON STOCK	14040H105	3712	66600	SH		SOLE	0	66600	0	0
D	CITIGROUP INC		COMMON STOCK	172967424	55121	1508087	SH		SOLE	0	1508087	0	0
D	E*TRADE FINANCIA	COMMON STOCK	269246401	8572	782852	SH		SOLE	0	782852	0	0
D	GOLDMAN SACHS GP	COMMON STOCK	38141G104	11921	95848	SH		SOLE	0	95848	0	0
D	HARTFORD FINL SV	COMMON STOCK	416515104	23684	1123547	SH		SOLE	0	1123547	0	0
D	HUNTINGTON BANC		COMMON STOCK	446150104	15395	2388689	SH		SOLE	0	2388689	0	0
D	ICICI BANK-ADR		ADRS STOCK	45104G104	7640	219112	SH		SOLE	0	219112	0	0
D	IPATH-S&P S/T FU	ETN STOCK	06740C261	1484	88414	SH		SOLE	0	88414	0	0
D	ISHARES FT/XI CH	ETF STOCK	464287184	5175	141134	SH		SOLE	0	141134	0	0
D	JP MORGAN CHASE		COMMON STOCK	46625H100	12433	270394	SH		SOLE	0	270394	0	0
D	KEYCORP			COMMON STOCK	493267108	18733	2203908	SH		SOLE	0	2203908	0	0
D	MELCO CROWN-ADR		ADRS STOCK	585464100	607	44492	SH		SOLE	0	44492	0	0
D	MORGAN STANLEY		COMMON STOCK	617446448	47114	2398882	SH		SOLE	0	2398882	0	0
D	SOHU.COM INC		COMMON STOCK	83408W103	3	59	SH		SOLE	0	59	0	0
D	US BANCORP		COMMON STOCK	902973304	6902	217853	SH		SOLE	0	217853	0	0
S REPORT SUMMARY                15 DATA RECORDS              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED